FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables		$ 156,318,243	$ 111,284,256
Allowance for doubtful accounts	[1]	(301,770)	(657,145)
Total		156,016,473	110,627,111
Subsidies receivable from government		10,881,706	10,182,355
Trade and other receivables [Abstract]
Revenues		1,219,766,287	986,052,768	$ 1,115,696,199
Natural Gas Transportation [Member] | MetroGAS [Member]
Trade and other receivables [Abstract]
Revenues		113,619,394	52,956,427	70,225,756
Trade receivables		13,033,790	3,216,147
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [Abstract]
Revenues		84,337,807	39,350,617	52,002,664
Trade receivables		9,716,865	2,365,244
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and other receivables [Abstract]
Revenues		68,778,244	32,038,698	42,627,598
Trade receivables		8,436,333	2,059,127
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [Abstract]
Revenues		35,418,327	19,266,336	25,736,270
Trade receivables		9,213,758	3,187,698
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		17,086,616	7,536,340	9,978,132
Trade receivables		2,253,966	578,565
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [Abstract]
Revenues		20,456,659	9,771,707	12,320,110
Trade receivables		2,339,822	145,085
Liquids Production and Commercialization [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		16,099,079	18,740,254	24,299,050
Trade receivables		2,377,690	1,407,443
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and other receivables [Abstract]
Revenues		136,799,988	219,991,441	173,532,947
Trade receivables		13,770,395	16,318,300
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [Abstract]
Revenues		24,139,860	18,135,161	24,877,680
Trade receivables		0	0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues		15,426,368	10,591,489	17,622,408
Trade receivables		1,171,556	194,191
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and other receivables [Abstract]
Revenues		8,412,581	4,152,820	1,901,593
Trade receivables		0	4,152,820
Liquids Production and Commercialization [Member] | Trafigura Beheer [Member]
Trade and other receivables [Abstract]
Revenues		77,917,255	90,033,255	108,289,447
Trade receivables		5,514,642	6,725,928
Midstream [Member] | Pampa Energia [Member]
Trade and other receivables [Abstract]
Revenues		49,595,319	38,397,233	26,941,028
Trade receivables		8,544,281	9,201,069
Midstream [Member] | YPF [Member]
Trade and other receivables [Abstract]
Revenues		25,320,969	28,150,424	29,012,777
Trade receivables		5,145,765	8,201,398
Midstream [Member] | Tecpetrol [Member]
Trade and other receivables [Abstract]
Revenues		20,728,296	25,289,029	18,448,921
Trade receivables		3,890,477	3,677,427
Midstream [Member] | Exxomobil Exploration [Member]
Trade and other receivables [Abstract]
Revenues		11,158,951	11,586,808	11,075,715
Trade receivables		1,536,303	1,932,210
Midstream [Member] | Vista Energy [Member]
Trade and other receivables [Abstract]
Revenues		7,852,914	4,485,314	1,596,493
Trade receivables		1,528,803	1,052,351
Midstream [Member] | Pluspetrol [Member]
Trade and other receivables [Abstract]
Revenues		39,036,630	26,921,717	$ 17,892,760
Trade receivables		$ 7,042,032	$ 6,042,231

[1]	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).